ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
The balances in foreign currency as of December 31, 2020 and 2019 are detailed below:

	2020					2019
	Foreign currency and amount (in thousands)		Exchange rate		Amount in local currency	Foreign currency and amount (in thousands)		Amount in local currency
CURRENT ASSETS

Cash and cash equivalents	US$	45,454	83.950	(1)	3,815,863	US$	143,920	11,695,273

Derivative financial instruments	US$	-	83.950	(1)	-	US$	4,591	373,058

Other financial assets at amortized cost	US$	182	83.950	(1)	15,279		17,433	1,416,686

Other financial assets at fair value through profit or loss	US$	25,263	83.950	(1)	2,120,788		-	-

Trade receivables	US$	23,262	83.950	(1)	1,952,845	US$	43,091	3,501,675

Other receivables	US$	2,214	83.950	(1)	185,865	US$	325	26,410

Total current assets	US$	96,375			8,090,640	US$	209,360	17,013,102

NON CURRENT ASSETS

Other financial assets at amortized cost	US$	163,858	83.950	(1)	13,755,917	US$	-	-

Total non current assets	US$	163,858			13,755,917	US$	-	-

TOTAL ASSETS	US$	260,233			21,846,557	US$	209,360	17,013,102

CURRENT LIABILITIES

Trade payables	US$	21,730	84.150	(2)	1,828,580	US$	59,595	4,859,055

Loans	US$	11,132	84.150	(2)	936,766	US$	28,754	2,344,459

Contract liabilities	US$	-	84.150	(2)	-		990	80,708

Total current liabilities	US$	32,862			2,765,346	US$	89,339	7,284,222

NON CURRENT LIABILITIES

Loans	US$	510,192	84.150	(2)	42,932,658	US$	531,987	43,375,367

Contract liabilities	US$	-	84.150	(2)	-		13,692	1,116,387

Total non current liabilities	US$	510,192			42,932,658	US$	545,679	44,491,754

TOTAL LIABILITIES	US$	543,054			45,698,004	US$	635,018	51,775,976

(1) Buy exchange rate at the end of fiscal year
(2) Sell exchange rate at the end of fiscal year